Loans and Other Borrowings - Summary of Obligations Under Finance Leases (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Amounts payable under finance leases	£ 348	£ 368	£ 383
Less: future finance charges	(129)	(139)	(150)
Fair value adjustments for purchase price adjustment	4
Total finance lease obligations	223	229	233
Repayment of outstanding lease obligations	219	229	233
Fair value adjustments for purchase price adjustment	4
Total finance lease obligations	223	229	233
2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Amounts payable under finance leases	33	29	13
Repayment of outstanding lease obligations	18	14	8
Between Two and Five Years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Amounts payable under finance leases	122	102	105
Repayment of outstanding lease obligations	71	50	51
2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Amounts payable under finance leases	193	237	265
Repayment of outstanding lease obligations	£ 130	£ 165	£ 174